Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$45,585,377.55	0.2181119	$19,740,178.90	0.0944506	$25,845,198.65
Class A-2-A Notes	$210,500,000.00	1.0000000	$210,500,000.00	1.0000000	$-
Class A-2-B Notes	$139,500,000.00	1.0000000	$139,500,000.00	1.0000000	$-
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$791,365,377.55	0.8288458	$765,520,178.90	0.8017765	$25,845,198.65

Weighted Avg. Coupon (WAC)	3.26%		3.26%
Weighted Avg. Remaining Maturity (WARM)	53.05		52.12
Pool Receivables Balance	$860,844,319.14		$833,634,621.69
Remaining Number of Receivables	48,633		47,944

Adjusted Pool Balance	$824,660,473.04		$798,815,274.39

III. COLLECTIONS

Principal:
Principal Collections					$25,863,978.62
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$399,323.26
Total Principal Collections					$26,263,301.88

Interest:
Interest Collections					$2,331,498.95
Late Fees & Other Charges					$40,905.06
Interest on Repurchase Principal					$-
Total Interest Collections					$2,372,404.01

Collection Account Interest					$19,845.34
Reserve Account Interest					$1,834.51
Servicer Advances					$-

Total Collections					$28,657,385.74

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$28,657,385.74
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,657,385.74

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$717,370.27	$-	$717,370.27	717,370.27
Collection Account Interest					$19,845.34
Late Fees & Other Charges					$40,905.06
Total due to Servicer					$778,120.67

2. Class A Noteholders Interest:
Class A-1 Notes		$52,676.44		$52,676.44
Class A-2-A Notes		$275,404.17		$275,404.17
Class A-2-B Notes		$195,551.72		$195,551.72
Class A-3 Notes		$405,625.00		$405,625.00
Class A-4 Notes		$120,507.33		$120,507.33

Total Class A interest:		$1,049,764.66		$1,049,764.66	1,049,764.66

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

Available Funds Remaining:					$26,737,017.25

7. Regular Principal Distribution Amount:					25,845,198.65

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,845,198.65
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,845,198.65		$25,845,198.65
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$25,845,198.65		$25,845,198.65

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					891,818.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$36,183,846.10
Beginning Period Amount					$36,183,846.10
Current Period Amortization					$1,364,498.80
Ending Period Required Amount					$34,819,347.30
Ending Period Amount					$34,819,347.30
Next Distribution Date Required Amount					$33,480,444.34

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.04%	4.17%	4.17%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.19%	47,555	99.07%	$825,916,950.22
30 - 60 Days	0.62%	296	0.69%	$5,778,484.64
61 - 90 Days	0.15%	71	0.17%	$1,457,891.34
91-120 Days	0.05%	22	0.06%	$481,295.49
121 + Days	0.00%	0	0.00%	$-
Total		47,944		$833,634,621.69

Delinquent Receivables 30+ Days Past Due
Current Period	0.81%	389	0.93%	$7,717,671.47
1st Preceding Collection Period	0.73%	356	0.84%	$7,204,182.45
2nd Preceding Collection Period	0.67%	330	0.77%	$6,853,840.34
3rd Preceding Collection Period	0.56%	281	0.60%	$5,530,688.59
Four-Month Average	0.69%		0.78%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.23%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		28		$456,784.80
Repossession Inventory		60		$328,617.47

Current Charge-Offs
Gross Principal of Charge-Offs				$1,345,718.83
Recoveries				$(399,323.26)
Net Loss				$946,395.57

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.32%

Average Pool Balance for Current Period				$847,239,470.42

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.34%
1st Preceding Collection Period				0.76%
2nd Preceding Collection Period				0.88%
3rd Preceding Collection Period				0.43%
Four-Month Average				0.85%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		84	319	$3,915,849.72
Recoveries		57	175	$(1,166,903.98)
Net Loss				$2,748,945.74
Cumulative Net Loss as a % of Initial Pool Balance				0.27%

Net Loss for Receivables that have experienced a Net Loss *		64	256	$2,749,099.74
Average Net Loss for Receivables that have experienced a Net Loss				$10,738.67

Principal Balance of Extensions				$2,810,806.72
Number of Extensions				130

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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